Loans, financing and debentures - Summary of Changes in Loans, Debentures and Finance Leases (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Loans, financing and debentures
Loans, debentures and finance leases, beginning		R$ 13,860,510	R$ 11,141,283
Proceeds		8,669,139	4,179,974
Interest accrued		1,498,325	846,329
Principal payment		(5,134,131)	(2,718,953)
Interest payment		(1,360,205)	(798,653)
Opening balance - acquisition of subsidiaries	[1]	3,125,667	0
Monetary and exchange rate variation		(596,233)	1,675,583
Change in fair value		101,466	(465,053)
Gain on bond repurchase		(71,277)	0
Loans, debentures and finance leases, ending		R$ 20,093,261	R$ 13,860,510

[1]	The total amounts of acquisitions made by the Company are substantially related to Hidrovias do Brasil (see Note 27.b).